Commitments, Guarantees and Contingencies (Details) (USD $)							12 Months Ended																																						12 Months Ended						12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Letters of Credit [Member ]	Feb. 25, 2014 Letters of Credit [Member ] Subsequent Event [Member]	Dec. 31, 2013 Guarantees of Third Party Obligations [Member]	Dec. 31, 2013 Fuel Purchase Contracts [Member]		Dec. 31, 2013 Energy and Capacity Purchase Contracts [Member]	Dec. 31, 2013 Construction Contracts for Capital Assets [Member]		Dec. 31, 2013 Appalachian Power Co [Member]	Dec. 31, 2013 Appalachian Power Co [Member] Letters of Credit [Member ]		Feb. 25, 2014 Appalachian Power Co [Member] Letters of Credit [Member ] Subsequent Event [Member]	Dec. 31, 2013 Appalachian Power Co [Member] Fuel Purchase Contracts [Member]		Dec. 31, 2013 Appalachian Power Co [Member] Energy and Capacity Purchase Contracts [Member]	Dec. 31, 2013 Appalachian Power Co [Member] Construction Contracts for Capital Assets [Member]		Dec. 31, 2013 Indiana Michigan Power Co [Member]		Dec. 31, 2012 Indiana Michigan Power Co [Member]		Dec. 31, 2013 Indiana Michigan Power Co [Member] Letters of Credit [Member ]	Dec. 31, 2013 Indiana Michigan Power Co [Member] Fuel Purchase Contracts [Member]		Dec. 31, 2013 Indiana Michigan Power Co [Member] Energy and Capacity Purchase Contracts [Member]	Dec. 31, 2013 Indiana Michigan Power Co [Member] Construction Contracts for Capital Assets [Member]		Dec. 31, 2013 Ohio Power Co [Member]	Dec. 31, 2013 Ohio Power Co [Member] Letters of Credit [Member ]	Dec. 31, 2013 Ohio Power Co [Member] Energy and Capacity Purchase Contracts [Member]	Dec. 31, 2013 Ohio Power Co [Member] Construction Contracts for Capital Assets [Member]		Dec. 31, 2013 Public Service Co of Oklahoma [Member]	Dec. 31, 2013 Public Service Co of Oklahoma [Member] Fuel Purchase Contracts [Member]		Dec. 31, 2013 Public Service Co of Oklahoma [Member] Energy and Capacity Purchase Contracts [Member]	Dec. 31, 2013 Public Service Co of Oklahoma [Member] Construction Contracts for Capital Assets [Member]		Dec. 31, 2013 Southwestern Electric Power Co [Member]	Dec. 31, 2013 Southwestern Electric Power Co [Member] Letters of Credit [Member ]	Dec. 31, 2013 Southwestern Electric Power Co [Member] Guarantees of Third Party Obligations [Member]	Dec. 31, 2013 Southwestern Electric Power Co [Member] Fuel Purchase Contracts [Member]		Dec. 31, 2013 Southwestern Electric Power Co [Member] Energy and Capacity Purchase Contracts [Member]	Dec. 31, 2013 Southwestern Electric Power Co [Member] Construction Contracts for Capital Assets [Member]		Dec. 31, 2013 Alaskan Villages' Claims [Member] From [Member]	Dec. 31, 2013 Alaskan Villages' Claims [Member] To [Member]	Dec. 31, 2013 Comprehensive Environmental Response Compensation and Liabilities Act and State Remediation [Member]	Dec. 31, 2013 Comprehensive Environmental Response Compensation and Liabilities Act and State Remediation [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2013 Decommissioning and Low Level Waste Accumulation Disposal [Member]	Dec. 31, 2012 Decommissioning and Low Level Waste Accumulation Disposal [Member]	Dec. 31, 2011 Decommissioning and Low Level Waste Accumulation Disposal [Member]	Dec. 31, 2013 Decommissioning and Low Level Waste Accumulation Disposal [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2012 Decommissioning and Low Level Waste Accumulation Disposal [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2011 Decommissioning and Low Level Waste Accumulation Disposal [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2013 Nuclear Incident Liability [Member]	Dec. 31, 2013 Nuclear Incident Liability [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2013 Spent Nuclear Fuel Disposal [Member]	Dec. 31, 2012 Spent Nuclear Fuel Disposal [Member]	Dec. 31, 2011 Spent Nuclear Fuel Disposal [Member]	Dec. 31, 2013 Spent Nuclear Fuel Disposal [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2012 Spent Nuclear Fuel Disposal [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2011 Spent Nuclear Fuel Disposal [Member] Indiana Michigan Power Co [Member]
Contractual Commitments
Less than 1 year	$ 2,728,000,000							$ 2,387,000,000	[1]	$ 195,000,000	$ 146,000,000	[2]	$ 452,496,000				$ 402,442,000	[1]	$ 32,450,000	$ 17,604,000	[3]	$ 571,780,000					$ 456,669,000	[1]	$ 107,567,000	$ 7,544,000	[3]	$ 63,989,000		$ 44,623,000	$ 19,366,000	[3]	$ 216,049,000	$ 137,715,000	[1]	$ 70,252,000	$ 8,082,000	[3]	$ 297,176,000			$ 272,810,000	[1]	$ 19,455,000	$ 4,911,000	[3]
For 2-3 years	3,768,000,000							3,358,000,000	[1]	410,000,000	0	[2]	636,268,000				569,302,000	[1]	66,966,000	0	[3]	694,005,000					477,289,000	[1]	216,716,000	0	[3]	92,369,000		92,369,000	0	[3]	310,517,000	160,540,000	[1]	149,977,000	0	[3]	516,507,000			470,596,000	[1]	45,911,000	0	[3]
For 4-5 years	2,646,000,000							2,189,000,000	[1]	457,000,000	0	[2]	581,044,000				510,386,000	[1]	70,658,000	0	[3]	470,918,000					251,669,000	[1]	219,249,000	0	[3]	97,847,000		97,847,000	0	[3]	283,908,000	113,490,000	[1]	170,418,000	0	[3]	259,170,000			197,337,000	[1]	61,833,000	0	[3]
After 5 years	5,114,000,000							2,480,000,000	[1]	2,634,000,000	0	[2]	1,285,509,000				737,128,000	[1]	548,381,000	0	[3]	1,246,754,000					427,000,000	[1]	819,754,000	0	[3]	868,305,000		868,305,000	0	[3]	649,311,000	173,880,000	[1]	475,431,000	0	[3]	550,417,000			302,382,000	[1]	248,035,000	0	[3]
Total Contractual Commitments	14,256,000,000							10,414,000,000	[1]	3,696,000,000	146,000,000	[2]	2,955,317,000				2,219,258,000	[1]	718,455,000	17,604,000	[3]	2,983,457,000					1,612,627,000	[1]	1,363,286,000	7,544,000	[3]	1,122,510,000		1,103,144,000	19,366,000	[3]	1,459,785,000	585,625,000	[1]	866,078,000	8,082,000	[3]	1,623,270,000			1,243,125,000	[1]	375,234,000	4,911,000	[3]
Maximum Future Payments for Letters of Credit [Abstract]
Maximum Future Payments for Letters of Credit					170,000,000																					150,000							3,081,000											4,448,000
Pollution Control Bonds Supported by Bilateral Letters of Credit [Abstract]
Variable Rate PCBs Supported					352,000,000									229,650,000												77,000,000
Bilateral Letters of Credit					356,000,000	106,000,000								232,293,000	[4]	106,000,000										77,886,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Revolving Credit Facilities	3,500,000,000				3,500,000,000
Letters of Credit Limit					1,200,000,000
Maximum Future Payments for Letters of Credit					170,000,000																					150,000							3,081,000											4,448,000
Uncommitted Facility					85,000,000
Variable Rate PCBs Supported					352,000,000									229,650,000												77,000,000
Bilateral Letters of Credit					356,000,000	106,000,000								232,293,000	[4]	106,000,000										77,886,000
Guarantees of Mine Reclamation, Amount							115,000,000																																						115,000,000
Estimated Final Cost Mine Reclamation							58,000,000																																						58,000,000
Total Amount Collected through a Rider for Final Mine Closure and Reclamation Costs							62,000,000																																						62,000,000
Amount Collected through a Rider for Final Mine Closure - Other Liabilities Noncurrent							16,000,000																																						16,000,000
Amount Collected through a Rider for Final Mine Closure - ARO Noncurrent							46,000,000																																						46,000,000
Amount Required for Relocation of the Village																																																			95,000,000	400,000,000
Expense Recorded Due to Remediation Work Remaining Provision																																																					8,000,000	8,000,000
Cost of Decommissioning and Disposal of Radioactive Waste Minimum																																																							1,300,000,000			1,300,000,000
Cost of Decommissioning and Disposal of Radioactive Waste Maximum																																																							1,700,000,000			1,700,000,000
Amount Recovered in Rates for Decommissioning Costs																																																							10,000,000	14,000,000	14,000,000	10,000,000	14,000,000	14,000,000
Decommissioning Trust Assets Amount																																																							1,600,000,000	1,400,000,000		1,600,000,000	1,400,000,000
Disposal, Assessed Fees and Related Interest	265,000,000	[5]	265,000,000	[5]																		265,391,000	[6]	265,249,000	[6]
Trust Fund Assets One Time Fee Obligation For Nuclear Fuel Disposition																																																															309,000,000	308,000,000		309,000,000	308,000,000
Recovery of Spent Nuclear Fuel Storage Costs																																																															31,000,000	20,000,000	14,000,000	31,000,000	20,000,000	14,000,000
Insurance Coverage for Property Damage, Decommissioning and Decontamination																																																													2,800,000,000	2,800,000,000
Coverage for Property Damage, Decommissioning and Decontamination for a Nonnuclear Incident																																																													1,700,000,000	1,700,000,000
Contingent Financial Obligation for Mutual Iinsurance																																																													39,000,000	39,000,000
Insurance Protection for Public Liability Arising from a Nuclear Incident																																																													13,600,000,000	13,600,000,000
Commercially Available Insurance																																																													375,000,000	375,000,000
Remainder of the Liability Provided by a Deferred Premium Assessment																																																													121,000,000	121,000,000
Deferred Premium Assessment Annual Payment																																																													19,000,000	19,000,000
Assessed Amount per Nuclear Incident																																																													242,000,000	242,000,000
Annual Installments																																																													38,000,000	38,000,000
Commercially Available Insurance for Catastrophic Nature																																																													375,000,000	375,000,000
Liability Coverage Under the Price-Anderson Act																																																													13,200,000,000	13,200,000,000
Current Amount Recoverable from the Federal Government																																																															22,000,000			22,000,000
Noncurrent Amount Recoverable from the Federal Government																																																															$ 7,000,000			$ 7,000,000

[1]	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.
[2]	Represents only capital assets for which we have signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.
[3]	Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.
[4]	In February 2014, $106 million of bilateral letters of credit maturing in March 2014 were extended to March 2017
[5]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 6).
[6]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).